Document And Entity Information	12 Months Ended
Sep. 30, 2024
Document Information Line Items
Entity Central Index Key	0001826376
Document Type	F-1
Entity Registrant Name	Golden Sun Health Technology Group Ltd
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address, Address Line One	Room 503, Building C2
Entity Address, Address Line Two	No. 1599Xinjinqiao Road
Entity Address, Address Line Three	Pudong New Area
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	200083
City Area Code	+86
Local Phone Number	0577-56765303
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Amendment Flag	false
Business Contact
Document Information Line Items
Entity Address, Address Line One	880 Third Avenue
Entity Address, Address Line Two	5th Fl.
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	705 - 8798
Contact Personnel Name	Charles Yongjun Fu, Esq.
Entity Address, State or Province	NY